Company Financial Information Condensed Income Statement Parent Corporation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Condensed Income Statements, Captions [Line Items]
Total revenue	$ 15,126	[1]	$ 15,608	[2]	$ 14,968	[3]
Interest (including, $69, $62, $50, to subsidiaries, respectively)	300		354		343
Provision (benefit) for income taxes	1,013		912		1,592
Net income	3,158		2,567		2,104
Preferred stock dividends	(105)		(73)		(64)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	3,053		2,494		2,040
Parent Company
Condensed Income Statements, Captions [Line Items]
Gain on securities held for sale	3		1		32
Other revenue	25		24		26
Total revenue	539		1,009		1,439
Interest (including, $69, $62, $50, to subsidiaries, respectively)	288		257		245
Other expense	64		71		94
Total expense	352		328		339
Income before income taxes and equity in undistributed net income of subsidiaries	187		681		1,100
Provision (benefit) for income taxes	(98)		(155)		(93)
Equity in undistributed net income	2,873		1,731		911
Net income	3,158		2,567		2,104
Preferred stock dividends	(105)		(73)		(64)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	3,053		2,494		2,040
Interest expense, related party	69		62		50
Parent Company | Bank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Investment Income, Dividend	145		775		1,010
Investment Income, Interest	68		67		60
Equity in undistributed net income	2,004		910		184
Parent Company | Nonbank Subsidiaries
Condensed Income Statements, Captions [Line Items]
Investment Income, Dividend	207		44		210
Investment Income, Interest	91		98		101
Equity in undistributed net income	$ 869		$ 821		$ 727

[1]	Both fee and other revenue and total revenue include the net income from consolidated investment management funds of $18 million, representing $86 million of income and noncontrolling interests of $68 million. Income before taxes is net of noncontrolling interests of $68 million.
[2]	Both fee and other revenue and total revenue include the net income from consolidated investment management funds of $79 million, representing $163 million of income and noncontrolling interests of $84 million. Income before taxes is net of noncontrolling interests of $84 million.
[3]	Both fee and other revenue and total revenue include net income from consolidated investment management funds of $103 million, representing $183 million of income and noncontrolling interests of $80 million. Income before taxes is net of noncontrolling interests of $80 million.